Document and Entity Information	Feb. 19, 2020
Cover [Abstract]
Entity Registrant Name	ALLEGHANY CORP /DE
Amendment Flag	false
Entity Central Index Key	0000775368
Document Type	8-K
Document Period End Date	Feb. 19, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-9371
Entity Tax Identification Number	51-0283071
Entity Address, Address Line One	1411 Broadway
Entity Address, Address Line Two	34th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(212)
Local Phone Number	752-1356
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	Y
Security Exchange Name	NYSE
Entity Emerging Growth Company	false